FAIR VALUE MEASUREMENTS - Fair value of the level 3 financial liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Change in fair value	$ (34,758)		$ 86,307
PIPE Forward Contract
FAIR VALUE MEASUREMENTS
Fair value, Initial measurement at the beginning	170,666
Change in fair value	1,163,950	$ 170,666
Fair value, Initial measurement at the ending	1,334,616	170,666	170,666
Bridge Loan
FAIR VALUE MEASUREMENTS
Fair value, Initial measurement at the beginning	364,711	278,404
Change in fair value	(34,758)	86,307
Fair value, Initial measurement at the ending	$ 329,953	$ 364,711	$ 364,711